SECURITIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Security Grade	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 433,224	$ 523,520
Unrealized gains	1,520	3,197
Unrealized losses	6,818	3,792
Fair value	427,926	522,925
OTTI recognized in accumulated other comprehensive loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	131,526	153,090
Less Than Twelve Months, Unrealized Losses	1,112	1,400
Twelve Months or More, Fair Value	184,420	108,033
Twelve Months or More, Unrealized Losses	5,706	2,392
Total, Fair value	315,946	261,123
Total, Unrealized Losses	6,818	3,792
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Credit related OTTI recognized in earnings	0	0	$ 0
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	1,594	1,594	1,594
Additions to credit losses on securities for which no previous OTTI was recognized	0	0	0
Increases to credit losses on securities for which OTTI was previously recognized	0	0	0
Decrease to credit losses on securities for which OTTI was previously recognized as a result of disposal	0	0	0
Balance at end of period	1,594	1,594	$ 1,594
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year	10,167
Maturing after one year but within five years	77,824
Maturing after five years but within ten years	57,654
Maturing after ten years	43,677
Amortized Cost	189,322
U.S. agency residential mortgage-backed	124,777
U.S. agency commercial mortgage-backed	5,909
Private label mortgage-backed	29,735
Other asset backed	83,481
Amortized cost	433,224	523,520
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	10,150
Maturing after one year but within five years	77,042
Maturing after five years but within ten years	56,301
Maturing after ten years	42,218
Total available-for-sale securities fair value	185,711
U.S. agency residential mortgage backed	123,751
U.S. agency commercial mortgage-backed	5,726
Private label mortgage-backed	29,419
Other asset backed	83,319
Total	427,926	522,925
U.S. Treasury [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		898
Unrealized gains		0
Unrealized losses		0
Fair value		898
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost		898
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total		898
U.S. Agency [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	20,198	25,667
Unrealized gains	9	82
Unrealized losses	193	67
Fair value	20,014	25,682
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	7,150	5,466
Less Than Twelve Months, Unrealized Losses	46	26
Twelve Months or More, Fair Value	11,945	5,735
Twelve Months or More, Unrealized Losses	147	41
Total, Fair value	19,095	11,201
Total, Unrealized Losses	$ 193	67
Number of securities with market fair value less than amortized cost | Security	48
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 20,198	25,667
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	20,014	25,682
U.S. Agency Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	124,777	137,785
Unrealized gains	817	1,116
Unrealized losses	1,843	983
Fair value	123,751	137,918
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	18,374	22,198
Less Than Twelve Months, Unrealized Losses	180	229
Twelve Months or More, Fair Value	48,184	40,698
Twelve Months or More, Unrealized Losses	1,663	754
Total, Fair value	66,558	62,896
Total, Unrealized Losses	$ 1,843	983
Number of securities with market fair value less than amortized cost | Security	127
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 124,777	137,785
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	123,751	137,918
U.S. Agency Commercial Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	5,909	9,894
Unrealized gains	1	36
Unrealized losses	184	170
Fair value	5,726	9,760
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	566	2,181
Less Than Twelve Months, Unrealized Losses	3	34
Twelve Months or More, Fair Value	5,094	3,994
Twelve Months or More, Unrealized Losses	181	136
Total, Fair value	5,660	6,175
Total, Unrealized Losses	$ 184	170
Number of securities with market fair value less than amortized cost | Security	15
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 5,909	9,894
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	5,726	9,760
Private Label Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	29,735	29,011
Unrealized gains	321	428
Unrealized losses	637	330
Fair value	29,419	29,109
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	8,273	11,390
Less Than Twelve Months, Unrealized Losses	57	92
Twelve Months or More, Fair Value	16,145	4,396
Twelve Months or More, Unrealized Losses	580	238
Total, Fair value	24,418	15,786
Total, Unrealized Losses	$ 637	330
Number of securities with market fair value less than amortized cost | Security	33
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	$ 1,558
Amortized cost	1,242
Non-credit unrealized loss	0
Unrealized gain	316
Cumulative credit related OTTI	$ 1,594
Number of securities reviewd for OTTI | Security	4
Number of private label mortgage backed securities currently with OTTI unrealized gains | Security	3
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 29,735	29,011
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	29,419	29,109
Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	792
Amortized cost	664
Non-credit unrealized loss	0
Unrealized gain	128
Cumulative credit related OTTI	757
Super Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	741
Amortized cost	578
Non-credit unrealized loss	0
Unrealized gain	163
Cumulative credit related OTTI	457
Senior Support Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	25
Amortized cost	0
Non-credit unrealized loss	0
Unrealized gain	25
Cumulative credit related OTTI	380
Other Asset Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	83,481	93,811
Unrealized gains	86	202
Unrealized losses	248	115
Fair value	83,319	93,898
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	53,043	20,352
Less Than Twelve Months, Unrealized Losses	160	40
Twelve Months or More, Fair Value	10,235	16,648
Twelve Months or More, Unrealized Losses	88	75
Total, Fair value	63,278	37,000
Total, Unrealized Losses	$ 248	115
Number of securities with market fair value less than amortized cost | Security	94
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 83,481	93,811
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	83,319	93,898
Obligations of States and Political Subdivisions [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	130,244	174,073
Unrealized gains	257	755
Unrealized losses	2,946	1,883
Fair value	127,555	172,945
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	25,423	76,574
Less Than Twelve Months, Unrealized Losses	262	936
Twelve Months or More, Fair Value	80,701	28,246
Twelve Months or More, Unrealized Losses	2,684	947
Total, Fair value	106,124	104,820
Total, Unrealized Losses	$ 2,946	1,883
Number of securities with market fair value less than amortized cost | Security	339
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 130,244	174,073
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	127,555	172,945
Corporate [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	34,866	47,365
Unrealized gains	29	578
Unrealized losses	586	90
Fair value	34,309	47,853
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	17,758	14,440
Less Than Twelve Months, Unrealized Losses	343	33
Twelve Months or More, Fair Value	9,222	3,943
Twelve Months or More, Unrealized Losses	243	57
Total, Fair value	26,980	18,383
Total, Unrealized Losses	$ 586	90
Number of securities with market fair value less than amortized cost | Security	37
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 34,866	47,365
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	34,309	47,853
Trust Preferred [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	1,964	2,929
Unrealized gains	0	0
Unrealized losses	145	127
Fair value	1,819	2,802
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	939	0
Less Than Twelve Months, Unrealized Losses	61	0
Twelve Months or More, Fair Value	880	2,802
Twelve Months or More, Unrealized Losses	84	127
Total, Fair value	1,819	2,802
Total, Unrealized Losses	$ 145	127
Number of securities with market fair value less than amortized cost | Security	2
Number of issues rated as investment grade | Grade	1
Number of securities not rated | Security	1
Non-rated securities, amortized cost	$ 1,000
Fair value of non-rated trust preferred securities	940
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	1,964	2,929
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	1,819	2,802
Foreign Government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	2,050	2,087
Unrealized gains	0	0
Unrealized losses	36	27
Fair value	2,014	2,060
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	0	489
Less Than Twelve Months, Unrealized Losses	0	10
Twelve Months or More, Fair Value	2,014	1,571
Twelve Months or More, Unrealized Losses	36	17
Total, Fair value	2,014	2,060
Total, Unrealized Losses	$ 36	27
Number of securities with market fair value less than amortized cost | Security	2
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 2,050	2,087
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	$ 2,014	$ 2,060